Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	£ 118	£ 80
Dividends recognised for equity instruments held at year end	2	1
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	64	68
Dividends recognised for equity instruments held at year end	1	1
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	13	12
Dividends recognised for equity instruments held at year end	0	0
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	41	0
Dividends recognised for equity instruments held at year end	£ 1	£ 0